ICON South Europe Region Fund
Schedule of Investments March 31, 1997 (Unaudited)

Common Stock                             Shares           Value
France - 17.2%
AGF (Assurances Generales De)                 468 $            17,112
Alcatel-Alsthom                               408              49,147
AXA UAP                                     1,011              66,873
Banque Nationale De Paris                     613              27,238
Canal Plus FF20                               187              36,745
Carrefour FF100 (a)                            93              57,682
Christian Dior SA (a)                         157              23,989
Cie Fin Paribas FF50 Class A Shares (a)       410              28,532
Compagnie De Saint-Gobain                     266              40,265
Compagnie Generale Des Eaux                   359              48,794
Eridania Beghin Say SA                        104              16,352
Groupe Danone                                 206              32,647
Havas FF15 (a)                                217              16,116
L'air Liquide                                 242              38,223
L'Oreal FF10                                  228              79,720
LaFarge                                       299              20,707
LeGrand SA                                     92              16,591
LVMH Moet Hennessy FF10                       283              68,682
Michelin (CDGE) Class B                       354              21,038
Peugeot SA                                    142              16,171
Pinault Printemps Redoute SA                   75              32,247
Promodes                                       54              18,277
Renault SA                                    699              17,659
Rexel SA                                       46              14,547
Rhone-Poulenc-A                             1,006              34,013
Sanofi SA                                     344              33,615
Schneider SA                                  397              22,712
Simco SA                                      177              17,296
Societe Nationale Elf Aquit FF50              756              77,501
Societe BIC SA                                 91              13,823
Societe Generale De France                    297              34,721
Sodexho Alliance                               33              17,002
Thompson CSF FF20 (a)                         497              16,777
Total SA-B                                    695              60,122
Valeo SA                                      228              15,320
                                                    ------------------
Total France                                                1,148,256
                                                    ------------------

Italy - 51.0%
Alleanza Assicurazioni ITL500 (a)          11,913              79,979
Assicuraziono General ITL2000              19,186             335,820
ICON South Europe Region Fund
Shedule of Investments - March 31, 1997 (Unaudited) (continued)
                                         Shares           Value
Italy - continued
Banca Commerciale Italiana                 42,377 $            84,843
Banco Ambrosiano Veneto SPA                27,363              62,328
Banco Popolare Di Milano                    8,955              50,190
Benetton Group SPA (a)                      5,746              71,470
Credito Italiano ITL                       63,565              90,304
Edison SPA                                 13,966              74,592
Ente Nazionale Idrocarburi                100,996             513,077
Fiat SPA  Itl 1000 (a)                     54,345             172,653
Gemina SPA (a)                              9,500               3,878
Holding Di Partecipazioni (a)              85,500              49,611
Istitut Naz Assicur                        79,919             107,309
Instituto Bancario San Paolo               15,408             103,720
Istitutio Mobiliare Italinao               12,761             110,877
Italgas                                    19,154              63,722
Mediaset SPA (a)                           24,948             100,794
Mediobanca                                  9,138              57,350
Mondadori Editore SPA                      10,992              69,184
Montedison (a)                             80,570              54,333
Olivetti Group (a)                        138,577              49,841
Parmalat Finanziaria SPA                   48,905              67,864
Pirelli SPA                                28,487              61,986
Rinascente                                 12,841              68,121
Riunione Adriatica Di Sicurta               6,599              59,097
Saipem SPA                                  9,433              43,935
SIP ITL 1000 (a)                          138,037             345,041
Sirti SPA (a)                               6,745              41,786
Telecom Italia Mobile Di Risp              49,406              82,627
TIM SPA                                   113,104             325,430
                                                    ------------------
Total Italy                                                 3,401,762
                                                    ------------------


Switzerland - 17.8%
Adecco SA (a)                                  54              17,580
Alusisse-Lonza CHF125                          28              23,634
CIBA Spezialitaten Rights                     150              10,777
Credit Suisse Group                           631              75,666
Danzas Holding AG                              79              15,574
Grands Magasins Jelmoli SA (a)                 35              20,092
Holderbank Fn Glarus SZF50 (a)                 60              45,980
Nestle SA                                     122             142,695
Novartis  (a)                                 184             228,112
Roche Holdings AG0 Regd                        23             198,689
Schindler Holdings AG Regd                     22              25,656
Schweiserische Ruckversicherungs Regd          65              69,032
Schweizerischer Bankverein                    344              73,426


ICON South Europe Fund
Schedule of Investments - March 31, 1997 (Unaudited) (continued)
                                         Shares           Value
Switzerland - continued
SMH AG Neuenburg CHF 10 Regd (a)              125              16,225
Soc Gen Surveillance CHF 100                   10              20,477
Sulzur Gebruder AG (a)                         44 $            28,985
Swissair-Reg SWF 350 (a)                       26              23,173
UBS Schw Bankgesellsch                         62              55,690
Valora Holding AG                              77              16,837
Zuerich Verischerungs                         256              80,499
                                                    ------------------
Total Switzerland                                           1,188,799
                                                    ------------------
TOTAL COMMON STOCKS - 86.0%
  (Cost $5,819,824)                                         5,738,817
                                                    ------------------

Mutual Fund Shares - 27%
Vista U.S. Government Money Market      1,824,607           1,824,607
                                                    ------------------
Total Mutual Fund Shares
  (Cost $1,824,607)
Total Investments - 113.0%
  (Cost $7,644,431)                                         7,563,424
  Other Liabilities less Assets - 13.0%                         (895,187)
                                                    ------------------
TOTAL NET ASSETS - 100%                           $         6,668,237

                                                    ==================

Legend
(a) non-income producing security

Summary of  Investments  by Industry             % of Net Assets
Telecommunications                                     11.60%
Insurance  Companies                                   11.20%
Commercial  Banks -  Multi  Bank  Holdings             11.00%
Miscellaneous  Oil, Gas & Coal                          7.80%
Ethical Drug  Manufacturers                             3.50%
Medical                                                 3.50%
Diversified  Automotive  Manufacturers                  3.10%
General  Diversified                                    2.90%
Diversified Food                                        2.40%
Land and Real Estate                                    2.00%
Diversified  Electronics                                1.80%
Broadcasting                                            1.50%
Dairy  Products                                         1.50%
Miscellaneous   Retailers                               1.50%
Engineering  and Contracting  Services                  1.30%
Cosmetics and Toiletries                                1.20%
Oil Refiners and Distributors                           1.20%
Apparel  Manufacturers                                  1.10%
Electric Power and Gas Companies                        1.10%
Newspaper  Publishers                                   1.10%
Natural Gas Holding  Companies                          1.00%


ICON  South  Europe  Fund  Schedule  of  Investments  -  March  31,  1997
(Unaudited) (continued)

Summary of Investments by Industry             % of Portfolio
Liquefied Petroleum Gas Distributors            0.90%
National and Regional Food Store Chains         0.90%
Other Financial Services                        0.90%
Power Transmission Equipment                    0.90%
Cement Producers                                0.70%
Chemicals                                       0.60%
Glass                                           0.60%
Miscellaneous Electrical                        0.60%
Radio and TV Broadcasts                         0.60%
Diversified Chemical Manufacturers              0.50%
Airlines                                        0.40%
Aluminum Producers                              0.40%
Diversified Machinery                           0.40%
Industrial Machinery                            0.40%
Investment Banking                              0.40%
Commercial Services                             0.30%
Department Store Chains                         0.30%
Diversified Construction Companies              0.30%
Human Resources                                 0.30%
Restaurant                                      0.30%
Rubber Tires                                    0.30%
Service Organizations                           0.30%
Advertising Agencies                            0.20%
Miscellaneous Companies                         0.20%
Office Supplies                                 0.20%
Original Parts and Accessories Manufacturers    0.20%
Other Transportation                            0.20%
Wholesalers                                     0.20%
Cash                                           14.20%
                                       ===========
                                              100.00%
                                       ===========




ICON South Europe Region Fund
Statement of Assets & Liabilities (Unaudited)
March 31, 1997

Assets
Investment in securities, at value (cost $7,644,431)            $     7,563,424
Dividends receivable                                                      8,871
Deferred organizational costs, net of
accumulated amortization of $394                                         18,021
                                                                 --------------
     Total assets                                                     7,590,316

Liabilities
Due to custodian bank                                                   895,217
Accrued investment advisory fee                                           5,059
Payable to investment advisor and administrator
for organizational costs                                                 18,415
Other payables and accrued expenses                                       3,388
                                                                 --------------
     Total liabilities                                                  922,079
                                                                 --------------

Net Assets                                                     $     6,668,237
                                                                 ==============

Net Assets consist of:
Paid in capital                                                $     6,733,992
Undistributed net investment income                                     15,252
Net unrealized appreciation (depreciation) of investments             (81,007)
                                                                --------------

Net Assets, for 680,162 shares                                       6,668,237
                                                                ==============

Net Asset Value Per Share

Offering price and redemption
  price per share  ($6,668,237/680,162)$                                 9.80
                                                                ==============


ICON South Europe Region Fund
Statement of Operations (Unaudited)
For the period February 21, 1997 (inception) to March 31, 1997

Investment Income
Dividend income                                          $             3,845
Interest income                                                       21,114
                                                           ------------------
Total Investment Income                                               24,959


Expenses
Investment advisory fee                                                4,478
Administration fee                                                       224
Legal fees                                                             1,332
Insurance expense                                                      2,025
Amortization of deferred organization cost                               394
Fund accounting, custodial and transfer agent fee                      1,254
                                                           ------------------
Total Expenses                                                         9,707
                                                           ------------------

Net Investment Income (Loss)                                          15,252
                                                           ------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                        0
Change in net unrealized appreciation or depreciation on
  investment securities                                              (81,007)
                                                           ------------------
                                                           ------------------
Net gain (loss) on investments                                       (81,007)
                                                           ------------------
Net increase (decrease) in net assets resulting
  from operations                                        $           (65,755)
                                                           ==================


ICON South Europe Region Fund
Statement of Changes in Net Assets (Unaudited)
For the period February 21, 1997 (inception) to March 31, 1997

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                 $        15,252
  Net realized gain (loss) on investment transactions                        0
  Change in net unrealized appreciation or depreciation
  on investment securities                                            (81,007)
                                                                 --------------
  Net Increase (decrease) in net assets resulting from operations      (65,755)
                                                                 --------------
Distributions to shareholders from:
  Net investment income                                                      0
                                                                   ------------
Capital share transactions:
  Net proceeds from sale of shares                                   6,816,937
  Shares issued in reinvestment of distributions                             0
  Shares redeemed                                                      (82,945)
                                                                 --------------
Net increase (decrease) in net assets resulting
  from  capital share transactions                                   6,733,992
                                                                 --------------
  Total increase (decrease) in net assets                            6,668,237

Net Assets
  Beginning of period                                                        0
                                                                 --------------
  End of period                                                $     6,668,237
                                                                 ==============

Transactions in Fund Shares:
Shares
  Sold                                                                 688,711
  Issued in reinvestment of distributions                                    0
  Redeemed                                                              (8,549)
                                                                 --------------
  Net increase (decrease)                                              680,162
                                                                 ==============

ICON South Europe Region Fund
Financial Highlights (Unaudited)
For a share  outstanding  throughout the period February 21, 1997
 (inception) toMarch 31, 1997 Selected Per Share Data and Ratios
Net asset value,
  beginning of period ............................................. $     10.00
                                                                    -----------
Income from investment
  Operations
  Net investment income ...........................................        0.02
  Net realized and
  unrealized gain (loss) ..........................................       (0.22)
                                                                    -----------
Total from investment operations ..................................       (0.20)
                                                                    -----------
Less Distributions
  From net investment income ......................................        0.00
                                                                    -----------
Net asset value,
  end of period ................................................... $      9.80
                                                                    ===========

Total Return ......................................................       -2.**%
                                                                    ===========

Ratios:
Net assets, end of period (000's) ................................. $    6,668
                                                                    ===========
Ratio of expenses to
  average net assets ..............................................      1.500%
                                                                    ===========
Ratio of net investment income to
  average net assets ..............................................       2.00%
                                                                    ===========
Portfolio turnover rate ...........................................     0.0000%
                                                                    ===========
Average commission rate, per share ................................ $   0.0160
                                                                    ===========

*   Annualized
**  Total Returns for periods less than one year are not annualized

ICON Asia Region Fund
Schedule of Investments March 31, 1997 (Unaudited)

Common Stock                                Shares           Value
Hong Kong - 8.7%
Bank of East Asia (a)                         16,800 $            57,018
Cathay Pacific Airways (a)                    22,000              32,934
Cheung Kong Holdings                          13,000             114,499
Cheung Kong Infrastructure (a)                11,000              31,088
China Light & Power                           12,500              55,007
Chinese Estates HL                            20,000              19,745
Citic Pacific Ltd.                            14,000              69,376
Cosco Pacific Ltd.                            22,000              28,959
Dickson Concepts International                 6,000              21,680
Guoco Group Ltd.                               4,000              19,771
Hang Lung Dev. Co. (a)                        10,000              18,131
Hang Seng Bank                                13,700             141,437
Hong Kong & Shanghai Hotels                   10,500              16,598
Hong Kong Telecom                             48,400              82,759
Hong Kong & China Gas (a)                     20,000              37,554
Hopewell Holdings (a)                         45,000              23,808
Hutchison Whampoa Ltd.                        20,000             150,342
Hysan Development (a)                          8,000              23,952
Miramar Hotel                                 11,000              20,441
National Mutual Asia Ltd.                     20,000              20,907
New World Development                         13,000              70,125
Peregrine Investment Holdings                 12,000              19,125
Shangri La Asis Ltd.                          18,000              20,906
Shun Tak Holdings (a)                         30,000              19,551
Sun Hung Kai Properties                       13,000             137,566
Swire Pacific Ltd.                            45,000              57,201
Television Broadcast (a)                       5,000              20,325
Wharf Holdings                                16,000              61,220
                                                       ------------------
Total Hong Kong                                                1,392,025
                                                       ------------------

Japan - 63.8%
All Nipon Airways Company                     23,000             143,971
Asahi Glass Co. Ltd.                          23,000             206,203
Bridgestone Corp. First SEC                   11,000             206,122
Canon Inc. Y50                                 9,000             192,634
Chubu Electric Power Company                   8,600             139,617
Dai Nippon Printing Co. Ltd.                  11,000             183,910
Denso Corporation                             11,000             215,896


ICON Asia Region Fund
Schedule of Investments - March 31, 1997 (Unaudited) (Continued)
                                            Shares           Value
Japan - continued
Fuji Photo Film (a)                            6,000 $           197,238
Fujitsu Ltd. Y50                              20,000             203,538
Hitachi Y50                                   35,000             310,961
Honda Motor Company                            9,000             268,234
Industrial Bank of Japan                      27,000             274,776
Ito-Yokado Co. Ltd.                            4,000             177,692
Kansai Electric Power                         11,200             196,301
Kawaski Steel Corporation                     74,000             215,168
Kinki Nippon Railway                          34,000             202,390
Kirin Brewery Co. Ltd.                        19,000             156,530
Kyocera Corp. 1st SEC                          2,600             147,420
Marubeni Corporation                          43,000             166,707
Matsushita Electric Indl. Company             22,000             342,945
Mitsubishi Corporation                        34,000             302,075
Mitsubishi Estate Co. Ltd.                    17,000             181,245
Mitsubishi Hvy Indy 50 (a)                    38,000             247,072
Mitsubishi Motors Y50 (a)                     22,000             162,944
Mitsui Fudosan                                17,000             175,753
NEC Corporation Y50                           18,000             203,537
Nippon Steel Company First SEC                75,000             205,961
Nippon Telephone & Telegraph (a)                 143           1,006,001
Nissan Motor Company                          27,000             162,468
Nomura Securities Company                     22,000             243,437
Sankyo Company Ltd.                            6,000             165,253
Seibu Railway                                  7,000             313,222
Seven Eleven Japan                             4,000             242,953
Sharp Corporation                             12,000             142,476
Sony Corporation                               3,600             251,515
Sumitomo Bank                                 25,000             296,825
Takeda Chemical                                9,000             188,272
The Bank of Tokyo - Mitsubishi                20,000             311,768
Tokio Marine & Fire                           21,000             213,714
Tokyo Electric Power First SEC                15,900             288,950
Toshiba Corp First SEC                        37,000             204,410
Toyota Motor Corporation                      24,000             606,735
                                                       ------------------
Total Japan                                                   10,264,839
                                                       ------------------

Singapore/ Malaysia - 16.6%
Cerebos Pacific Ltd.                           7,000              45,769
City Developments                             16,000             141,699
Creative Technology Ltd. (a)                   4,000              36,256
Cycle & Carriage Ltd.                          6,000              60,610


ICON Asia Region Fund
Schedule of Investments - March 31, 1997 (Unaudited) (Continued)
                                            Shares           Value
Singapore/Malaysia - continued
DBS Land                                      19,000 $            64,941
Development Bank                              15,000             174,357
Fraser & Neave (a)                             8,000              65,315
Great Eastern Life Assurance                   2,000              28,922
Hotel Properties SGDI                         25,000              42,897
Inchcape Berhad                               11,000              38,054
IPC Corporation                               61,000              21,103
Keppel Corporation                            13,000              81,851
Keppel Fels Ltd.                               8,000              24,465
Keppel Land Ltd.                              15,000              46,288
Marco Polo Developments                       19,000              39,963
Metro Holdings Ltd.                           11,000              33,640
Natsteel Ltd.                                 15,000              36,117
Neptune Orient Lines Ltd.                     34,000              27,289
Overseas Chinese Bank                         18,000             214,210
Overseas Union Bank                           13,000              89,496
Overseas Union Enterprises                     9,000              41,721
Sembawang Corporation (a)                      6,000              28,852
Shangri La Hotel Ltd. (a)                     19,000              56,791
Sime Singapore Ltd.                           38,000              27,081
Singapore International Airlines              17,000             136,442
Singapore Land Ltd.                           10,000              51,200
Singapore Press Holdings                       8,000             145,574
Singapore Technologoes                        22,000              53,885
Singapore Telecom                            218,000             452,498
Straits Trading Company (a)                   18,000              40,351
United Industrial Corp.                       52,000              42,095
United Overseas Bank                          21,000             215,040
Venture Manufacturing                          8,000              19,594
Wing Tai Holdings (a)                         16,000              47,160
                                                       ------------------
Total Singapore/ Malaysia                                      2,671,526
                                                       ------------------

TOTAL COMMON STOCK                                            14,328,390
Mutual Fund Shares - 9.8%
Vista U.S. Government Money Market Fund                        1,582,513
Chase Manhattan                                                      607
                                                       ------------------
TOTAL MUTUAL FUNDS                                             1,583,120
                                                       ------------------
TOTAL INVESTMENTS
  Cost $16,643,039                                            15,911,510
  Other Assets less Liabilities - 1.1%                           172,043
                                                       ------------------
TOTAL NET ASSETS - 100%                              $        16,083,553
                                                       ==================

Legend
(a) non-income producing security

ICON Asia Region Fund
Summary of Investments - March 31, 1997 (Unaudited)(Continued)

Summary of Investments by Industry                              % of Net Assets
Commercial Banks - Multi Bank Holding Companies                       10.30%
Telecommunications                                                     9.60%
Diversified Automotive Manufacturers                                   7.50%
Land and Real Estate                                                   6.30%
Diversified Electronics                                                4.30%
Electric Power Companies                                               4.20%
Other Financial Services                                               4.00%
Business Machines and Office Equipment                                 2.50%
National and Regional Food Store Chains                                2.40%
Airlines                                                               2.30%
Wholesalers                                                            2.30%
Original Parts and Accessories Manufacturers                           2.20%
Ethical Drug Manufacturers                                             2.20%
General Diversified                                                    2.10%
Electronic Components                                                  1.90%
Railroad Holding Company                                               1.90%
Radio and TV Broadcasts                                                1.70%
Insurance                                                              1.60%
Securities Brokerage                                                   1.60%
Industrial Machinery                                                   1.50%
Breweries                                                              1.40%
Department Store Chain                                                 1.30%
Diversified Metal Products Manufacturers                               1.30%
Glass                                                                  1.30%
Rubber and Tire Manufacturers                                          1.30%
Steel Producers - Integrated                                           1.30%
Systems and Subsystems                                                 1.30%
Photographic Equipment and Supplies                                    1.20%
Printers                                                               1.10%
Soft Drink Producers and Bottlers                                      1.10%
Diversified Construction Companies                                     1.10%
Hotel and Motel Chains                                                 1.10%
Press Print                                                            0.90%
Sea Transport                                                          0.90%
Automobiles                                                            0.60%
Engineering and Contracting Services                                   0.30%
Industrial Services                                                    0.30%
Nonferrous Metals                                                      0.30%
Restaurant                                                             0.30%
Specialty Retailers                                                    0.30%
Building - Heavy Construction                                          0.20%
Computers                                                              0.20%
Electronic Materials and Natural Gas Distributors                      0.40%
Other  and cash                                                        8.10%
                                                                   ==================
                                                                     100.00%
                                                                   ===============


ICON Asia Region Fund
Statement of Assets & Liabilities (Unaudited)
March 31, 1997

Assets
Investment in securities, at value (cost $16,643,039)       $    15,911,510
Cash                                                                160,940
Dividends receivable                                                 32,521
Deferred organizational costs, net of accumulated amortization of $3418,072
                                                              --------------
     Total assets                                                16,123,043

Liabilities
Accrued investment advisory fee                                        13,411
Payable to investment advisor and administrator for organizational cost18,415
Other payables and accrued expenses                                     7,664
                                                              --------------
     Total liabilities                                               39,490
                                                              --------------

Net Assets                                                  $    16,083,553
                                                              ==============

Net Assets consist of:
Paid in capital                                             $    16,776,081
Undistributed net investment income                                  39,001
Net unrealized appreciation (depreciation) of investments          (731,529)
                                                              --------------

Net Assets, for 1,684,563 shares                            $    16,083,553
                                                              ==============

Net Asset Value Per Share

Offering price and redemption price per share
($16,083,553/$,684,563)                                                9.55
                                                              ==============




ICON Asia Region Fund
Statement of Operations (Unaudited)
For the period February 26, 1997 (inception) to March 31, 1997

Investment Income
Dividend income                                $            27,092
Interest income                                             34,037
                                                 ------------------
Total Investment Income                                     61,129


Expenses
Investment advisory fee                                     13,411
Administration fee                                             671
Legal fees                                                   1,332
Insurance expense                                            2,205
Amortization of deferred organizational costs                  343
Fund accounting, custodial and transfer agent cost           3,755
Miscellaneous expense                                          411
                                                 ------------------
Total Expenses                                              22,128
                                                 ------------------

Net Investment Income (Loss)                                39,001
                                                 ------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions              0
Change in net unrealized appreciation or depreciation on
  investment securities                                   (731,529)
                                                 ------------------
                                                 ------------------
Net gain (loss) on investments                            (731,529)
                                                 ------------------
Net increase (decrease) in net assets resulting
  from operations                              $          (692,528)
                                                 ==================



ICON Asia Region Fund
Statement of Changes in Net Assets  (Unaudited) For the period February 26, 1997
(inception) to March 31, 1997

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss) ..................................  $     39,001
  Net realized gain (loss) on investment transactions ...........             0
  Change in net unrealized appreciation or depreciation on
    investment securities .......................................      (731,529)
                                                                   ------------
  Net Increase (decrease) in net assets
   resulting from operations ..............                              39,001
                                                                   ------------
Distributions to shareholders from:
  Net investment income .........................................             0
                                                                   ------------
Capital share transactions:
  Net proceeds from sale of shares ..............................    16,914,920
  Shares issued in reinvestment of distributions ................             0
  Shares redeemed ..............................................      (138,839)
                                                                   ------------
Net increase (decrease) in net assets resulting
  from capital share transactions ...............................    16,776,081
                                                                   ------------
  Total increase (decrease) in net assets .......................    16,815,082

Net Assets
  Begining of period ............................................             0
                                                                   ------------
  End of period .................................................  $ 16,815,082
                                                                   ============

Transactions in Fund Shares:
Shares
  Sold ..........................................................     1,698,829
  Issued in reinvestment of distributions .......................             0
  Redeemed ......................................................       (14,266)
                                                                   ------------
  Net increase (decrease) .......................................     1,684,563
                                                                   ============

ICON Asia Region Fund
Financial Highlights (Unaudited)
For a share outstanding throughout the period February 26, 1997 (inception) to March 31, 1997 Selected Per Share Data and Ratios:

Net asset value,
  beginning of period ..................  $     10.00
                                          ------------
Income from investment
  Operations
  Net investment income ................         0.02
  Net realized and
   unrealized gain (loss) on investments        (0.47)
                                          ------------
Total from investment operations .......        (0.45)
                                          ------------
Less Distributions:
  From net investment income ...........         0.00
                                          ------------
Net asset value,
  end of period ........................  $      9.55
                                          ============

Total Return ...........................        -4.**%
                                          ============

Ratios and Supplemental Data
Net assets, end of period (000's) ......  $     16,815
                                          ============
Ratio of expenses to
  average net assets ...................      1.500%
                                          ============
Ratio of net investment income to
  average net assets ...................      2.00%
                                          ============
Portfolio turnover rate ................      0.00%
                                          ============
Average commission rate per share ......  $  0.0130
                                          ============

*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON North Europe Region Fund
Schedule of Investments  - March 31, 1997 (Unaudited)
                                                Shares     Value

Common Stocks - 86.6%
Belgium - 21.3%
Banque Bruxelles Lambert (a) ...............      820 $  184,518
Barco NV (a) ...............................        640  110,423
Bekaert NV (a) .............................        148   95,919
Cimenteries CBR Cementbedrijven SA (a) .....      1,390  138,655
CMB SA-Compagnie Maritime Belge (a) ........        961   74,126
Electrabel SA ..............................      2,351  539,935
Etablis Delhaiz Freres & Cie Le Lion .......      2,902  161,570
Fortis AG ..................................      1,976  352,392
Gevaert-Photo Produits SA (a) ..............      1,381  102,918
Glaverbel SA (a) ...........................        736   92,839
Groupe Bruxelles Lambert SA ................      1,232  177,733
Kredietbank NV .............................        699  251,340
Petrofina SA (a) ...........................      1,182  411,303
Royale Belge SA (a) ........................        773  197,254
Solvay SA ..................................        521  314,242
Tractebel SA ...............................        760  326,166
Union Miniere SA (a) .......................      1,446  113,916
                                                         -------
 Total Belgium .............................           3,645,248
                                                         -------
Denmark - 21.4%
A/S Forsikringsselskabet Codan .............        738  101,598
A/S Korn - OG Foderstof Kompagniet .........      1,996   73,171
A/S  Potagua - B Shs .......................        533   75,473
Bang & Olufsen Holdings A/S - B Shs ........      1,267   74,355
Bikuben Girobank A/S .......................      2,820  133,105
Carlsberg - A Shs ..........................      2,908  181,181
Cheminova Holdings A/S - B shs .............        263   69,723
DS Norden ..................................        542   74,615
DS Svenborg - A Shs ........................         11  488,050
Danisco A/S ................................      4,134  253,663
Danske Traelastkompagni ....................        768   71,291
Den Danske Bank A/S ........................      4,769  429,937
Fin.Industri OG Handvaerk A/S - B Shs ......      2,987   73,783
Finansieringsselska Gefion .................      2,842   62,600
Fls Industries A/S - B Shs .................        916  123,941
ISS-International Service System A/S - B Shs      2,702   78,647
J Lauritzen Holdings .......................      1,202  138,054
Jyske Bank A/S .............................        952   76,089
Novo Nordisk A/S - B Shs ...................      4,683  489,969
Radiometer A/S - B Shs .....................      1,172   69,886
Sophus Berendsen A/S - B Shs ...............      1,621  212,702
Sydbank ....................................      1,563   75,495
Tele Danmark A/S - B Shs ...................      1,314   69,050
Topdanmark A/S .............................        435   53,383
Tryg Baltica Forsikring ....................      2,112  117,963
                                                         -------
 Total Denmark .............................           3,667,722
                                                         -------


ICON North Europe Region Fund
Schedule of Investments March 31, 1997 (Unaudited) (Continued)
                                              Shares   Value
Germany - 31%
Adidas AG (a) ...........................        500   56,342
Allianz AG Holding ......................        169  347,847
Allianz Lebensversicherungs AG ..........        114   79,945
Altana AG ...............................         92   74,305
BASF AG .................................      6,237  238,879
Bayer AG ................................      5,967  251,070
Bayerische Hypotheken-Und Wechsel-Bank ..      2,981  104,168
Bayerische Motoren Werke AG .............        177  144,707
Bayerische Vereinsbank AG ...............      2,785  114,846
Beiersdorf AG ...........................        930   48,774
Commerzbank AG ..........................      4,613  133,547
Daimler-Benz AG (a) .....................      3,954  318,995
Degussa AG (a) ..........................        124   52,918
Deutsche Bank AG (a) ....................      5,111  289,494
Deutsche Telekom ........................     17,115  394,948
Dresdner Bank AG ........................      4,961  176,478
Heidelberger Zement AG ..................        602   53,042
Henkel KGAA (a) .........................      2,868  148,695
Hochtief AG Vorm. Gebr.Helfmann .........      1,128   47,327
Hoechst Aktiengesellschaft ..............      6,986  283,268
Karstadt AG (a) .........................        155   53,652
Linde AG ................................         82   57,652
Lufthansa ...............................      4,160   60,091
Man AG ..................................        192   54,893
Mannesmann AG ...........................        370  141,379
Metro  AG (a) ...........................        841   86,324
Muenchener Rueckversicherung ............         79  205,030
Preussag AG .............................        194   52,443
RWE Aktiengesellschaft ..................      3,405  152,250
SAP AG ..................................        567   96,517
Schering AG .............................        837   84,633
Siemens .................................      5,361  288,552
Thyssen AG Vorm. August Thyssen-Huette ..        271   61,399
Veba AG .................................      4,399  252,593
Vew AG ..................................        257   77,021
Viag AG (a) .............................        189   89,607
Volkswagen AG ...........................        273  150,540
                                                      -------
 Total Germany ..........................           5,324,170
                                                      -------
Norway - 12.8%
Aker ASA - A Shs .......................        1,885     50,568
Alcatel Stk ASA ........................          520     33,889
Bergesen - A Shs .......................        4,175     92,385
Bonheur ................................          960     42,486
Christiania Bank OG Kreditkasse ........       26,013     95,805
Den Norske Bank ASA ....................       29,775    129,066


ICON North Europe Region Fund
Schedule of Investments March 31, 1997 (Unaudited) (Continued)
                                               Shares    Value
Norway - 12.8% (Continued)
Dyno Industrier ASA ....................        1,873     49,678
Elkem A/S ..............................        3,061     57,528
Hafslund ASA - A Shs ...................        7,619     54,042
Kvaerner ASA - A Shs (a) ...............        1,764     95,714
Leif Hoegh & Co ASA ....................        2,753     55,495
Nera ...................................          932     45,485
Norsk Hydro AS .........................        8,643    432,286
Norske Skogindustrier ASA - A Shs ......        2,070     67,610
Nycomed - A Shs (a) ....................        5,146     81,504
Olav Thon ..............................        1,250     37,512
Orkla A/S - A Shs ......................        2,481    199,670
Petroleum Geo-Services ASA (a) .........        1,362     59,452
Saga Petroleum ASA - A Shs .............        7,710    133,215
SAS Norge ASA - B Shs ..................        4,315     43,164
Schibsted ASA ..........................        3,284     66,696
Smedvig ASA - A Shs (a) ................        1,379     34,277
Sparebanken NOR ........................        1,235     35,564
Storebrand ASA (a) .....................       16,578    114,072
Storli ASA - A Shs .....................        2,189     44,126
Tomra Systems ..........................        2,239     45,135
                                                        ---------
 Total Norwa............................               2,196,423
                                                        ---------
Total Common Stocks - 86.6%
 (Cost $14,447,118) ....................              14,833,564
                                                        ---------
Mutual Fund Shares - 12.5%
Vista US Government Money Market ........   2,136,384  2,136,384
                                                        ---------

Total Investments (Cost $16,583,502).....             16,969,948
Other Assets less Liabilities - 0.9% ....                164,082
                                                        =========
Total Net Assets - 100% ...........................  $17,134,030
                                                        =========

Legend:
(a) Non-income producing security

Summary of Investments by Industry                         % of
                                                         Net Assets
Commercial Banks - Multibank Holding Companies             13.00%
Diversified chemical manufacturers                          9.60%
Insurance companies                                         7.20%
Electric power and gas companies                            6.80%
Shipping                                                    5.80%
General diversified                                         5.40%
Ethical drug manufacturers                                  4.30%
Other financial services                                    4.10%
Diversified automotive manufacturers                        3.50%
Telecommunications                                          3.00%
Diversified electronics                                     2.50%
Crude oil and natural gas producers                         2.40%
Service organizations                                       2.40%

ICON North Europe Region fund
Schedule of Investments March 31, 1997 (Unaudited) (Continued)
Summary of Investments by Industry (Continued)              % of
                                                          Net Assets
Diversified food                                            1.90%
Diversifed metal producers                                  1.30%
Brewers                                                     1.10%
Diversified construction companies                          1.00%
Chemicals                                                   0.90%
Food                                                        0.9#%
Building production                                         0.80%
Department store chains                                     0.80%
Diversified machinery                                       0.80%
Integrated international oil producers                      0.80%
Airlines                                                    0.70%
Systems and subsystems                                      0.60%
Wire, chain and spring                                      0.60%
Glass                                                       0.50%
Diversified paper                                           0.40%
Investment companies                                        0.40%
Medical, surgical and dental supplies                       0.40%
Newspaper publishers                                        0.40%
Radio, TV and phonograph manufacturers                      0.40%
Wholesalers                                                 0.40%
Athletic footwear                                           0.30%
Cosmetics and toiletries                                    0.30%
Industrial machinery                                        0.30%
Miscellaneous machinery and equipment                       0.30%
Exploration, drilling service and equipment                 0.20%
Land and real estate                                        0.20%
Cash                                                       13.30%
                                                    ===============
                                                          100.00%
                                                    ===============

ICON North Europe Region Fund
Statement of Assets & Liabilities (Unaudited)
March 31, 1997

Assets
Investment in securities, at value (cost $16,583,586)     $       16,969,951
Cash                                                                 170,033
Dividends receivable                                                   7,611
Interest receivable                                                    9,450
Deferred organizational cost,
  net of accumulated amortization of $535                             17,880
                                                            ----------------
     Total assets                                                 17,174,925

Liabilities
Accrued investment advisory fee                                       13,036
Payable to investment advisor and administrator
 for organizational costs                                             18,415
Other payables and accrued expenses                                    9,444
                                                            ----------------
     Total liabilities                                                40,895
                                                            ----------------

Net Assets                                                $       17,134,030
                                                            ================

Net Assets consist of:
Paid in capital                                           $       16,720,175
Undistributed net investment income                                    4,411
Accumulated net realized gain (loss) on
 investments in foreign currency translations                         23,079
Net unrealized appreciation (depreciation) of investmens             386,365
                                                            ----------------

Net Assets, for 1,675,294 shares                          $       17,134,030
                                                            ================

Net Asset Value, Per Share

Offering price and redemption price per share
       ($17,134,030/1,675,294)                        $               10.23
                                                            ================

ICON North Europe Region Fund
Statement of Operations (Unaudited)
For the period February 19, 1997 (inception) to March 31, 1997

Investment Income
Dividend income                                         $               20,601
Interest income                                                          9,450
                                                         ---------------------
Total Investment Income                                                 30,051


Expenses
Investment advisory fee                                                 15,539
Administration fee                                                         777
Legal fees                                                               1,332
Insurance expense                                                        2,205
Amortization of deferred organizational costs                              535
Fund accounting, custodial and transfer agent fee                        4,351
Miscellaneous expense                                                      901
                                                         ---------------------
Total Expenses                                                          25,640
                                                         ---------------------

Net Investment Income (Loss)                                             4,411
                                                         ---------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                          0
Net realized gain (loss) on foreign currency translations               23,079
Change in net unrealized appreciation or depreciation of
  investment transactions                                              386,365
                                                          ---------------------
Net gain (loss) on investments                                         409,444
                                                          ---------------------
Net increase (decrease) in net assets resulting
  from operations                                       $              413,855
                                                          =====================

ICON North Europe Region Fund
Statement of Changes in Net Assets (Unaudited)
For the period February 19, 1997 (inception) to March 31, 1997

Increase/(Decrease) in Net Assets
Operations:
  Net investment income (loss)                             $              4,411
  Net realized gain (loss) on foreign currency translations              23,079
  Change in net unrealized appreciation or depreciation                 386,365
                                                            -------------------
  Net Increase (decrease) in net assets
   resulting from operations                                            413,855
                                                            -------------------
Distributions to shareholders from:
  Net investment income                                                       0
                                                            -------------------
Capital Share Transactions
  Net proceeds from sale of shares                                   16,917,750
  Shares issued in reinvestment of distributions                              0
  Shares redeemed                                                      (197,575)
                                                            -------------------
Net increase (decrease) in net assets resulting
  from share transactions                                            16,720,175
                                                            -------------------
  Total increase (decrease) in net assets                            17,134,030

Net Assets
  Begining of period                                                          0
                                                            -------------------
  End of period                                           $          17,134,030
                                                            ===================

Transactions in Fund Shares
Shares
  Sold                                                                1,695,077
  Issued in reinvestment                                                      0
  Redeemed                                                              (19,783)
                                                            -------------------
  Net increase (decrease)                                             1,675,294
                                                            ===================

ICON North Europe Region Fund
Financial Highlights (Unaudited)
For a share outstanding throughout the period
February 19, 1997 (inception) to March 31, 1997
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                          $10.00
                                                       --------------
Income from investment operations:
  Net investment income                                          0.00
  Net realized and
   unrealized gain (loss)                                        0.23
                                                       --------------
Total from investment operations                                 0.23
Less Distributions From:
 Net investment income                                           0.00
                                                       --------------
Net asset value,
  end of period                                                $10.23
                                                       ==============

Total Return                                                    2.30%
                                                       ==============

Ratios:
Net assets, end of period (000's)                            $17,134
                                                       ==============
Ratio of expenses to
  average net assets                                           1.500%
                                                       ==============
Ratio of net investment income to
  average net assets                                            1.00%
                                                       --------------
Portfolio turnover rate                                       0.0000%
                                                       ==============
Average commission rate per share                        $    0.1000
                                                       ==============

*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON North Europe Region Fund, ICON South Europe Region Fund, and ICON Asia Region Fund Notes to Financial Statements
March 31, 1997


1.  Organization and Significant Accounting Policies.

The ICON North Europe Region Fund (North Europe Fund), the ICON South Europe Region Fund (South Europe Fund) and the ICON Asia Region Fund (Asia Fund) -- (The Funds) are series funds which are part of the ICON Funds (the Trust), a Massachusetts business trust, which was registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end, non-diversified management investment company. The Trust has sixteen funds which invest primarily in securities of companies whose principal business activities fall within specific industries or regions, and one short-term fixed income fund which invests in short-term U.S. Treasury and U.S. Government instruments. Each fund is authorized to issue an unlimited number of no par shares. The investment objective of the above listed funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by The Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate market value.

     Foreign Currency Translation. The accounting records of The Funds is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. Each of The Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and, accordingly, each fund is not subject to federal and state income taxes, or federal excise taxes to the extent that it intends to make sufficient distributions of net investment income and net realized capital gain.

The Funds may be subject to foreign withholding taxes Dividend and interest income is shown net of foreign withholding taxes in the accompanying financial statements.

Dividends paid by The Funds from net investment income and distributions of net realized short-term gains are for federal income tax purposes, taxable as ordinary income to shareholders. The Funds have elected to treat a portion of distributions of both realized and unrealized gains on forward currency contracts as capital gain distributions.

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as The Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

     Expenses. Most expenses of The Funds can be directly attributed to each specific fund. Expenses which cannot be directly attributed are apportioned between all funds in the Trust. Deferred Organizational Costs. Meridian Investment Management Corporation (MIMCO) and AmeriPrime Financial Services, Inc. (AmeriPrime) paid all organizational expenses on behalf of The Funds. These expenses will be reimbursed and are being amortized over five years. The amortization starts once a fund has assets and begins operations.. Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. The Funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.


2. Purchases and Sales of Investments.

Funds                                       Purchases     Sales
ICON Asia Region Fund                       $13,533,778       0
ICON North Europe Region Fund               $ 9,907,028       0
ICON South Europe Region Fund               $ 4,857,430       0

3. Fees and Other Transactions with Affiliates.


Investment Advisory Fee. As The Funds' investment adviser, MIMCO receives a monthly fee that is computed daily at an annual rate of 1.00% of The Funds' average net assets.

Transfer Agent, Custody and Accounting Fees. Firstar Trust Company (Firstar) provides custodial services, transfer agent services and fund accounting for The Funds. The Funds pay a fee at an annual rate of 0.15% on the Trust's first $500 million average daily net assets, 0.13% on the next $500 million average daily net assets, and 0.12% on the balance average daily net assets. The Funds also pay for various out-of-pocket costs incurred by Firstar that are estimated to be 0.02% of the average daily net assets.

The Funds have also entered into an agreement with Chase Manhattan Bank (Chase) to provide international custodial and transfer agent services. The Funds pay 0.21% of average daily net assets plus an estimated 0.02% for out-of-pocket costs incurred by Chase.

Administrative Services. The Funds have entered into an administrative services agreement with AmeriPrime. This agreement provides for an annual fee of 0.05% on the Trust's first $500 million average daily net assets and 0.04% on average daily net assets in excess of $500 million.

Related Parties. Certain officers and directors of MIMCO are also officers and trustees of The Funds.

4.  Federal Income Tax

Net investment income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 1997 are as follows:

                                                                  Net
                                        Unrealized  Unrealized    Appreciation
Fund                Federal Tax Cost  Appreciation (Depreciation) (Depreciation)
ICON Asia Region
 Fund               $16,643,037       $ 83,564      $(815,093)     $(731,529)
ICON North Europe   $16,583,502       $586,426      $(200,061)     $ 386,365
Region Fund

ICON South Europe   $ 7,644,431       $117,891      $(198,898)     $ (81,007)
Region Fund

ICON Technology Fund
Schedule of Investments -  March 31, 1997 (Unaudited)

Common Stocks - 74.4%                        Shares              Value
Office Equipment & Supplies - 9.3%
American Business Products/GA                     2,600  $              62,400
General Binding Corp.                             1,900                 57,475
Hon Industries                                    3,000                111,375
IKON Office Solutions                             2,600                 87,100
Kimball International - CLB                       3,000                114,000
Miller Herman, Inc.                               1,800                122,850
Moore Corp, Inc.                                  5,400                108,000
Pitney Bowes, Inc.                                1,900                111,625
Reynolds & Reynolds - CLA                         4,100                 97,888
Standard Register Co.                             3,600                117,900
Wallace Computer Services, Inc.                   3,500                115,938
                                                           -------------------
                                                                     1,106,550
                                                           -------------------
Computer Hardware - 13.5%
Adaptec, Inc.(a)                                  5,500                196,625
Amdahl Corp.                                      7,400                 69,375
Compaq Computer Corp (a)                          2,500                191,563
Data General Corp. (a)                            4,200                 71,400
Dell Computer Corp. (a)                           2,900                196,113
Digital Equipment (a)                             2,400                 65,700
Hewlett-Packard Co.                               4,200                223,650
International Business Machines                   1,500                206,063
Sequent Computer Systems, Inc. (a)                4,500                 67,500
Silicon Graphics, Inc. (a)                        3,300                 64,350
Sun Microsystems, Inc. (a)                        6,200                179,025
Tandem Computers, Inc. (a)                        6,200                 73,625
                                                           -------------------
                                                                     1,604,988
                                                           -------------------
Computer Networking - 21.5%
3Com Corp.(a)                                    20,800                681,200
Bay Networks, Inc. (a)                           36,500                652,438
Cabletron Systems (a)                            22,800                666,900
Cisco Systems, Inc.                              11,100                534,188
                                                           -------------------
                                                                     2,534,725
                                                           -------------------
Peripherals - 10.1%
EMC Corp Ma. (a)                                  5,200                184,600
Iomega Corp (a)                                   8,700                141,375
Komag, Inc.(a)                                    2,100                 63,788
Lexmark Intl. Grp., Inc. - CL A (a)               5,100                123,675
Quantum Corp (a)                                  3,000                115,875
Read-Rite Corp (a)                                3,200                 80,800
Seagate Technology (a)                            4,800                215,400
Storage Technology Corp. - CL A (a)               4,800                188,400
Western Digital Corp.(a)                          1,600                 90,600
                                                           -------------------
                                                                     1,204,513
                                                           -------------------

ICON Technology Fund
Schedule of Investments -  March 31, 1997 (Unaudited) (Continued)

                                             Shares               Value
Electronics Instruments - 13.9%
Beckman Instruments, Inc.                         4,400                184,800
Coherent, Inc.(a)                                 3,600                172,125
EG&G, Inc.                                        8,000                167,000
Fluke Corp.                                       3,900                173,063
Kla-Tencor Corp. (a)                              3,900                142,350
Perkin-Elmer Corp.                                2,400                154,500
Tektronix, Inc.                                   3,600                181,800
Thermo Instrument Systems (a)                     5,100                147,900
Varian Associates, Inc.(a)                        3,100                165,850
X-Rite, Inc.                                     10,900                163,500
                                                           -------------------
                                                                     1,652,888
                                                           -------------------
Computer Systems Services - 6.1%
DST Systems, Inc. (a)                             7,300                208,050
Gerber Scientific, Inc.                           4,100                 63,550
Policy Management Systems Co.                     2,600                113,429
Shared Medical Systems Corp.                      3,400                158,100
Sungard  Data Systems, Inc.(a)                    4,100                178,350
                                                           -------------------
                                                                       721,479
                                                           -------------------
Total Common Stocks - 74.4% (Cost $9,825,512)                $       8,825,142
                                                           ===================

                                            Principal
Short-Term Commercial Notes - 35.7%          Amount               Value
American Family - 5.2865%, 12/31/31             590,000     $         590,000
Eli Lilly - 5.1045%,12/31/31                    576,644               576,644
General Mills - 5.275%, 12/31/31                590,000               590,000
Johnson Controls - 5.32%, 12/31/31              590,528               590,528
Pitney Bowes - 5.2854%, 12/31/31                590,206               590,206
Sara Lee - 5.2652%, 12/31/31                    590,000               590,000
Wisconsin Electric - 5.3265%, 12/31/31          128,060               128,060
Warner Lambert - 5.275%, 12/31/31               590,000               590,000
                                                           -------------------
Total Short-Term Commercial Notes (Cost $4,245,438)                 4,245,438
                                                           -------------------
Total Investments - Cost ($14,070,950) - 110.0%                    13,070,580
Other Liabilities less other Assets - 10.0%                        (1,194,484)
                                                           ===================
Total Net Assets - 100%                                      $     11,876,096
                                                           ===================

Legend:
(a) Non-Income producing security

Statement of Assets and Liabilities (Unaudited)
March 31, 1997

Assets
Investment in securities, at value                                 $13,070,580
Cash                                                                    42,984
Dividends receivable                                                     4,326
Interest receivable                                                     16,983
Deferred organizational costs,
  net of accumulated amortization of $404                               18,011
                                                               ---------------
     Total assets                                                   13,152,884
                                                               ---------------

Liabilities
Payable for investments purchased                                    1,242,938
Payable to investment advisor and
   administrator for organizational costs                               18,415
Accrued  investment advisory fee                                        10,118
Other payables and accrued expenses                                      5,317
                                                               ---------------
     Total liabilities                                               1,276,788
                                                               ---------------

Net Assets                                                         $11,876,096
                                                               ===============

Net Assets consist of:
Paid in capital                                                     12,857,195
Undistributed net investment income                                     11,172
Accumulated net investment loss                                              -
Accumulated net realized gain (loss) on investments                      8,099
Net unrealized appreciation (depreciation) of investments           (1,000,370)
                                                               ---------------

Net Assets, for 1,289,665 shares                                   $11,876,096
                                                               ===============

Net Asset Value, Per Share

Offering price and redemption price per share
 ($11,876,096/1,289,665)                                      $          9.21
                                                               ===============

Statement of Operations (Unaudited)
For the period February 20, 1997 (inception) to March 31, 1997


Investment Income
Dividend income                                           $        5,979
Interest income                                                   24,098
                                                         ----------------
Total  Investment Income                                          30,077


Expenses
Investment advisory fee                                           13,038
Administration fee                                                   652
Legal fees                                                         1,332
Insurance expense                                                  2,205
Amortization of deferred organizational costs                        404
Fund accounting, custodial and transfer agent fees                 1,274
Miscellaneous expenses                                                 0
                                                         ------------------
Total Expenses                                                    18,905
                                                         ------------------

Net Investment Income (Loss)                                      11,172
                                                         ------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                8,099
Change in net unrealized appreciation or depreciation on
  investment securities                                       (1,000,370)
                                                         ----------------
Net gain (loss)                                                 (992,271)
                                                         ------------------
Net increase (decrease) in net assets resulting
  from operations                                           $   (981,099)
                                                         ==================

ICON Technology Fund
Statement of Changes in Net Assets  (Unaudited) For the period February 20, 1997
(inception) to March 31, 1997

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                $          11,172
  Net realized gain (loss) on investment transactions                     8,099
  Change in net unrealized appreciation or depreciation on
    investment securities                                            (1,000,370)
                                                               ----------------
  Net Increase (decrease) in net assets
     resulting from operations                                         (981,099)
                                                               ----------------
Distributions to shareholders from:
 Net investment income                                                        0
                                                               ----------------
Capital Share Transactions:
  Net proceeds from sale of shares                                   12,994,857
  Shares issued in reinvestment of distributions                              0
  Shares redeemed                                                      (137,662)
                                                               ----------------
Net increase (decrease) in net assets resulting
  from share transactions                                            12,857,195
                                                               ----------------
  Total increase (decrease) in net assets                     $      11,876,096
                                                               ================

Net Assets
  Beginning of period                                                         0
                                                               ----------------
  End of period                                               $      11,876,096
                                                               ================

Transactions in Fund Shares:
Shares
  Sold                                                                1,304,165
  Issued in reinvestment of distributions                                                 0
  Redeemed                                                              (14,500)
                                                               ----------------
  Net increase (decrease)                                             1,289,665
                                                               ================

ICON Technology Fund
Financial Highlights (Unaudited)
For a share outstanding throughout the period
February 20, 1997 (inception) to March 31, 1997
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                         $10.00
                                                       --------------
Income from investment operations:
  Net investment income                                         0.01
  Net realized and
   unrealized gain (loss)                                      (0.80)
                                                       --------------
Total from investment operations                               (0.79)
Less Distributions:
  From net investment income                                    0.00
                                                       --------------
Net asset value,
  end of period                                                $9.21
                                                       ==============

Total Return                                                   -7.90%
                                                       ==============

Ratios:
Net assets, end of period (000's)                            $11,876
                                                       ==============
Ratio of expenses to
  average net assets                                           1.500%
                                                       ==============
Ratio of net investment income to
  average net assets                                            0.60%
                                                       ==============
Portfolio turnover rate                                         4.26%
                                                       ==============
Average commission rate per share                         $   0.0400

                                                       ==============

*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Healthcare Fund
Schedule of Investments -  March 31, 1997 (Unaudited)

                                                  Shares           Value
Common Stock - 91.5%
Diversified - 9.0%
Abbott Laboratories                                   6,800 $         381,650
Bristol Myers Squibb                                  9,800           578,200
Johnson & Johnson                                     8,600           454,725
Sierra Health Services (a)                           15,400           390,775
Warner Lambert Co.                                    7,600           657,400
                                                              ----------------
                                                                    2,462,750
                                                              ----------------
Drugs - 13.2%
Alpharma Inc. - CLA                                  51,400           706,750
Forest Laboratories - CLA (a)                        20,000           752,500
Mylan Laboratories (a)                               47,600           696,155
RP Scherer /DE (a)                                   11,100           575,813
US Bioscience Inc.(a)                                27,400           318,525
Watson Pharmaceuticals, Inc.                         15,700           561,275
                                                              ----------------
                                                                    3,611,018
                                                              ----------------
Drugs/Pharmaceuticals - 8.6%
Eli Lilly & Co.                                       5,600           460,600
Merck & Co.                                           5,300           446,525
Pfizer, Inc.                                          5,400           454,275
Rhone - Poulenc Rorer                                 7,100           525,400
Schering-Plough                                       6,600           480,150
                                                              ----------------
                                                                    2,366,950
                                                              ----------------
Long Term Care - 28.3%
Beverly Enterprises (a)                              44,400           632,700
Genesis Health Ventures, Inc. (a)                    47,500         1,484,375
Health Care & Retirement/DE (a)                      22,600           649,750
Healthsouth Corp (a)                                 31,000           592,875
Horizons/CMS Healthcare Corp. (a)                    23,000           356,500
Integrated Health Services, Inc. (a)                 47,200         1,380,600
Living Centers of America, Inc. (a)                  40,300         1,390,350
Mariner Health Group, Inc.(a)                        42,500           374,531
Novacare, Inc.(a)                                    71,900           871,788
                                                              ----------------
                                                                    7,733,469
                                                              ----------------
Managed Care - 16.2%
Express Scripts Inc. - CLA (a)                       26,900           961,675
Foundation Health Systems Corp (a)                   17,300           631,450
Healthcare Compare Corp. (a)                         18,400           747,500
Oxford Healthplans, Inc.(a)                          11,500           674,188
Pacificare Health Systems - CLB (a)                   9,400           810,750
United Healthcare Corp.                              12,900           614,363
                                                              ----------------
                                                                    4,439,925
                                                              ----------------
Medical Products, Supplies - 7.0%
Biomet, Inc. (a)                                     36,900           622,688
Datascope Corp.                                      22,900           417,925
ICON Healthcare Fund
Schedule of Investments - March 31, 1997 (Continued)

Medical Products, Supplies - 7.0% (Continued)
Medtronic, Inc.                                       8,100           504,225
US Surgical Corp.                                    12,000           366,000
                                                              ----------------
                                                                    1,910,838
                                                              ----------------
Special Services - 9.1%
Alza Corp. - Class A (a)                              8,700           239,250
Apria Healthcare Group (a)                           37,200           674,250
Lincare Holdings, Inc.(a)                             6,100           251,625
Omnicare Inc.                                        23,100           542,850
Rotech Medical Corp.(a)                              43,700           797,525
                                                              ----------------
                                                                    2,505,500
                                                              ----------------
Total Common Stocks (Cost $26,543,616)                            $25,030,449
                                                              ================

                                                 Principal
Short Term Corporate Notes - 8.5%                 Amount           Value
American Family - 5.2865%, 12/31/31                $608,222      $    608,222
Johnson Controls - 5.32%, 12/31/31                  100,918           100,918
Eli Lilly - 5.1045%, 12/31/31                       504,712           504,712
Sara Lee - 5.2652%, 12/31/31                        644,987           644,987
Warner-Lambert - 5.257%, 12/31/31                   493,635           493,635
                                                              ================
Total Short-Term Corporate Notes (Cost $2,352,474)               $  2,352,474
                                                              ================

Total Investments (Cost $28,896,090) - 100.1%                     $27,382,923
Other Liabilities less Other Assets - 0.1%                            (24,453)
                                                              ================
Total Net Assets - 100.0%                                         $27,358,470

                                                              ================

Legend:
(a) Non-Income producing security

ICON Healthcare Fund
Statement of Assets and Liabilities (Unaudited)
March 31, 1997

Assets
Investment in securities, at value (cost $28,896,090)        $      27,382,923
Dividends receivable                                                     4,130
Interest receivable                                                      6,745
Deferred organization costs,
  net of accumulated amortization of $353                               18,062
                                                              ----------------
                                                              ----------------
     Total assets                                                   27,411,860
                                                              ----------------

Liabilities
Accrued investment advisory fee                                         23,567
Payable to investment advisor and
 administrator for organizational costs                                 18,415
Other payables and accrued expenses                                     11,408
                                                              ----------------
                                                              ----------------
     Total liabilities                                                  53,390
                                                              ----------------

Net Assets                                                   $      27,358,470
                                                              ================

Net Assets consist of:
Paid in capital                                              $      28,890,035
Accumulated net investment loss                                        (18,398)
Net unrealized appreciation (depreciation) of investments           (1,513,167)
                                                               ----------------

Net Assets, for 2,890,948 shares                             $      27,358,470
                                                               ================

Net Asset Value, Per Share

Offering price and redemption price per share
 ($27,358,470/2,890,948)                                  $               9.46

                                                               ================
ICON Healthcare Fund
Statement of Operations (Unaudited)
For the period February 25, 1997 (inception) to March 31, 1997

Investment Income
Dividend income                                        $                4,130
Interest income                                                        15,833
                                                         ---------------------
Total Investment Income                                                19,963
                                                         ---------------------


Expenses
Investment advisory fee                                                26,456
Administration fee                                                      1,323
Fund accounting, custodial and transfer agent fee                       3,968
Insurance expense                                                       2,205
Legal fees                                                              1,332
Amortization of deferred organizational costs                             353
Miscellaneous expenses                                                  2,724
                                                         ---------------------
Total Expenses                                                         38,361
                                                         ---------------------

Net Investment Income (Loss)                                          (18,398)
                                                         ---------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                         0
Change in net unrealized appreciation or depreciation on
  investment securities                                            (1,513,167)
                                                         ---------------------
                                                         ---------------------
Net gain (loss) on investments                                     (1,513,167)
                                                         ---------------------
Net increase (decrease) in net assets resulting
  from operations                                      $           (1,531,565)
                                                         =====================

ICON Healthcare Fund
Statement of Changes in Net Assets  (Unaudited) For the period February 25, 1997
(inception) to to March 31, 1997

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                              $          (18,398)
  Net realized gain (loss) on investment transactions                        0
  Change in net unrealized appreciation (depreciation)              (1,513,167)
                                                              ----------------
  Net Increase (decrease) in net assets
   resulting from operations                                        (1,531,565)
                                                               ----------------

Distributions to shareholders from:
 Net investment income                                                       0
                                                               ----------------
Capital Share Transactions:
  Net proceeds from sale of shares                                  29,134,783
  Shares issued in reinvestment of distributions                             0
  Shares redeemed                                                     (244,748)
                                                               ----------------
Net increase (decrease) in net assets resulting
  from share transactions                                           28,890,035
                                                               ----------------
                                                               ================
  Total increase (decrease) in net assets                    $       27,358,470
                                                               ================

Net Assets
  Beginning of period                                                         0
                                                               ----------------
  End of period                                              $       27,358,470
                                                               ================

Transactions in Fund Shares:
Shares:
  Sold                                                                2,915,681
  Issued in reinvestment of distributions                                     0
  Redeemed                                                              (24,733)
                                                               ----------------
  Net increase (decrease)                                             2,890,948
                                                               ================

ICON Healthcare Fund
Financial Highlights (Unaudited)
For a share outstanding throughout the period February 25, 1997 (inception) to March 31, 1997 Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                        $10.00
                                                       -------------
Income from investment operations:
  Net investment income                                       (0.06)
  Net realized and
  unrealized gain (loss) on investments                       (0.48)
                                                       -------------
Total from investment operations                              (0.54)
                                                       -------------
Less Distribution From:
 Net investment income                                         0.00
                                                       -------------
Net asset value,
  end of period                                               $9.46
                                                       =============

Total Return                                                 -5.40%
                                                       =============

Ratios:
Net assets, end of period (000's)                           $27,358
                                                       =============
Ratio of expenses to
  average net assets                                         1.500%
                                                       =============
Ratio of net investment income to
  average net assets                                         -0.47%
                                                       =============
Portfolio turnover rate                                     0.0000%
                                                       =============
Average commission rate per share                           $0.0410
                                                       =============

*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Technology Fund and ICON Healthcare Fund
Notes to Financial Statements

March 31, 1997


1.  Organization and Significant Accounting Policies.

The ICON Technology Fund (Technology Fund) and the ICON Healthcare Fund (Healthcare Fund) -- (The Funds) are series funds which are part of the ICON Funds (the Trust), a Massachusetts business trust, which was registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end, non-diversified management investment company. The Trust has sixteen funds which invest primarily in securities of companies whose principal business activities fall within specific industries or regions, and one short-term fixed income fund which invests in short-term U.S. Treasury and U.S. Government instruments. Each fund is authorized to issue an unlimited number of no par shares. The investment objective of the above listed funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by The Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate market value.

Income Taxes. Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and, accordingly, each fund is not subject to federal and state income taxes, or federal excise taxes to the extent that it intends to make sufficient distributions of net investment income and net realized capital gain.

Dividends paid by The Funds from net investment income and distributions of net realized short-term gains are for federal income tax purposes, taxable as ordinary income to shareholders.

     Investment Income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Expenses. Most expenses of The Funds can be directly attributed to each specific fund. Expenses which cannot be directly attributed are apportioned between all funds in the Trust.
Deferred   Organizational  Costs.  Meridian  Investment  Management  Corporation
(MIMCO) and AmeriPrime Financial Services, Inc. (AmeriPrime) paid all organizational expenses on behalf of The Funds. These costs will be reimbursed and are being amortized over five years. The amortization starts once The Funds have assets and begin operations.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.


2.    Purchases and Sales of Investments.

Fund                                         Purchases         Sales
ICON Technology Fund                        $10,244,293        $426,881
ICON Healthcare Fund                        $26,543,613               0

3.  Fees and Other Transactions with Affiliates.


Investment Advisory Fees. As The Funds' investment adviser, MIMCO receives a monthly fee that is computed daily at an annual rate of 1.00% of The Funds' average net assets.

Transfer Agent, Custody and Accounting Fees. Firstar Trust Company (Firstar) provides custodial services, transfer agent services and fund accounting for The Funds. The Funds pay a fee at an annual rate of 0.15% on the Trust's first $500 million average daily net assets, 0.13% on the next $500 million average daily net assets, and 0.12% on the balance average daily net assets. The Funds also pay for various out-of- pocket costs incurred by Firstar that are estimated to be 0.02% of the average daily net assets.

Administrative Services. The Funds have entered into an administrative services agreement with AmeriPrime. This agreement provides for an annual fee of 0.05% on the Trust's first $500 million average daily net assets and 0.04% on average daily net assets in excess of $500 million.

Related parties. Certain officers and directors of MIMCO are also officers and trustees of The Funds.

4.  Federal Income Tax.


Net investment income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 1997, are as follows:

                                            Unrealized            Unrealized            Net Appreciation
Fund                   Federal Tax Cost     Appreciaiton          (Depreciation)        (Depreciation)
ICON Technology Fund   $14,070,950          $ 16,874              $(1,017,244)          $(1,000,370)
ICON Healthcare Fund   $28,896,090          $245,028              $(1,758,195)          $(1,513,167)

ICON Short-Term Fixed Income Fund
Schedule of Invesments - March 31, 1997 (Unaudited)

                                           Principal Amount     Value
Federal Farm Credit Bank - 5.19%, 4/11/97     500,000 $              419,395
Federal Farm Credit Bank - 5.19%, 4/14/97     500,000                499,063
Federal Farm Credit Bank - 5.19%, 4/29/97     385,000                383,446
Federal Home Loan Bank - 6.45%, 4/1/97      8,980,000              8,980,000
FHLMC Discount Note - 5.15%, 4/10/97          480,000                479,380
FHLMC Discount Note - 5.3499%, 4/25/97      3,015,000              3,004,508
FHLMC Discount Note - 8.61%, 5/23/97       10,000,000              9,923,661
FNMA Discount Note - 8.28%, 5/16/97           450,000                447,041
FNMA Discount Note - 8.28%, 5/23/97        15,000,000             14,886,467
SLMA - 7.72%, 4/1/97                        8,000,000              8,000,000
US Treasury Note - 5.75%, 12/31/98         10,000,000              9,896,879
US Treasury Note - 7.25%, 02/15/98         20,000,000             20,187,500
US Treasury Note - 6.125%, 3/31/98         10,000,000             10,003,130
                                                      -----------------------
Total Investments - 100%                                          87,110,469
  (Total Cost for Income Tax Purposes $87,299,834)
  Other Assets less Other Liabilities                                 38,890
                                                      =======================
Net Assets                                             $          87,149,359
                                                      =======================

ICON Short-Term Fixed Income Fund
Statement of Assets & Liabilities (Unaudited)
March 31, 1997

Assets
Investment in securities, at value (cost $87,299,834)        $       87,110,469
Cash                                                                      4,857
Interest receivable                                                     326,468
Deferred organizational costs,
  net of accumulated amortization of $646                                17,769
                                                               ----------------
     Total assets                                                    87,459,563

Liabilities
Accrued  investment advisory  fee                                       46,160
Payable to  investment advisor and
  adminstrator for organizational costs                                 18,415
Dividends payable                                                      207,394
Other payables and accrued expenses                                     38,235
                                                               ----------------
     Total liabilities                                                 310,204
                                                               ----------------

Net Assets                                                   $       87,149,359
                                                               ================

Net Assets consist of:
Paid in capital                                              $       87,338,495
Undistributed net investment income                                         229
Net unrealized appreciation (depreciation) of investments              (189,365)
                                                               ----------------

Net Assets, for 8,728,185 shares                             $       87,149,359
                                                               ================

Net Asset Value Per Share

Offering price and redemption price per share
   ($87,149,359/8,728,185)                               $                9.98
                                                               ================

ICON Short - Term Fixed Income Fund
Statement of Operations (Unaudited)
For the period February 9, 1997 (inception) to March 31, 1997

Investment Income
Interest Income                                          $              500,181
                                                            --------------------


Expenses
Investment advisory fee                                                  57,413
Administration fee                                                        4,416
Legal fee                                                                 1,332
Insurance expense                                                         2,205
Amortization of deferred organizational costs                               646
Fund accounting, custodial and transfer agent fees                       13,249
Miscellaneous expenses                                                   17,899
                                                            --------------------
Total Expenses                                                           97,160
                                                            --------------------
Net Investment Income (Loss)                                            403,021
                                                            --------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                         229
Change in net unrealized appreciation or depreciation on
  investment securities                                                (189,365)
                                                           ---------------------
                                                           ---------------------
Net gain (loss)                                                       (189,136)
                                                            --------------------
Net increase (decrease) in net assets resulting
  from operations                                        $              213,885
                                                            ====================

ICON Short-Term Fixed Income Fund
Statement of Changes in Net Assets (Unaudited)
For the period February 9, 1997 (inception) to March 31, 1997

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                $         403,021
  Net realized gain (loss) on investment transactions                                   229
  Change in net unrealized appreciation (depreciation)                 (189,365)
                                                                ----------------
  Net Increase (decrease) in net assets
   resulting from operations                                            213,885
                                                               ----------------
Distributions to shareholders from:
 Net investment income                                                 (403,021)
                                                                ----------------
Capital share transactions:
  Net proceeds from sale of shares                                  101,389,991
  Shares issued in reinvestment of distributions                        195,628
  Shares redeemed                                                   (14,247,124)
                                                                ----------------
Net increase (decrease) in net assets resulting
  from share transactions                                            87,338,495
                                                                ----------------
  Total increase (decrease) in net assets                            87,552,380

Net Assets
  Begining of period                                                          0
                                                                ----------------
  End of period                                               $      87,149,359
                                                                ================

Transactions in Fund Shares:
Shares
  Sold                                                               10,130,787
  Issued in reinvestment of distributions                                19,563
  Redeemed                                                           (1,422,165)
                                                                ----------------
  Net increase (decrease)                                             8,728,185
                                                                ================

ICON Short-Term Fixed Income Fund
Financial Highlights (Unaudited)
For a share outstanding througout the period February 9, 1997 (inception) to March 31, 1997 Selected Per Share Data and Ratios:

Net asset value,
  begining of period                                          $10.00
                                                       --------------
Income from investment
  Operations:
  Net investment income                                         0.04
  Net realized and                                             (0.02)
                                                       --------------
   unrealized gain (loss)
Total from investment operations                                0.02
                                                       --------------
Less Distributions
  From net investment income                                   (0.04)
                                                       --------------
Net asset value,
  end of period                                        $        9.98
                                                       ==============

Total Return                                                   -0.20%
                                                       ==============

Ratios:
Net assets, end of period (000's)                            $87,149
                                                       ==============
Ratio of expenses to
  average net assets                                             1.10%
                                                       ==============
Ratio of net investment income to
  average net assets                                            4.55%
                                                       ==============
Portfolio turnover rate                                         0.00%
                                                       ==============

*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Short-Term Fixed Income Fund
Notes to Financial Statements

March 31, 1997


1.  Organization and Significant Accounting Policies.

The ICON Short-Term Fixed Income Fund (The Fund) is a series fund which is part of the ICON Funds (the Trust), a Massachusetts business trust, which was registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end, non-diversified management investment company. The Trust has sixteen funds which invest primarily in securities of companies whose principal business activities fall within specific industries or regions, and one short-term fixed income fund which invests in short-term U.S. Treasury and U.S. Government instruments. The Fund is authorized to issue an unlimited number of no par shares. The investment objective of the above listed Fund is to attain high current income consistent with the preservation of capital.

The following is a summary of significant accounting policies consistently followed by The Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities), for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate market value.

Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and, accordingly, The Fund is not subject to federal and state income taxes, or federal excise taxes to the extent that it intends to make sufficient distributions of net investment income and net realized capital gain.

Dividends paid by The Fund from net investment income and distributions of net realized short-term gains are for federal income tax purposes, taxable as ordinary income to shareholders.

Investment Income. Dividend income is recorded on the ex-dividend date and recorded as soon as The Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned.

Expenses. Most expenses of The Fund can be directly attributed to The Fund. Expenses which cannot be directly attributed are apportioned between all funds in the Trust.

Deferred Organizational Costs. Meridian Investment Management Corporation MIMCO) and AmeriPrime Financial Services, Inc. (AmeriPrime) paid all organizational expenses on behalf of The Fund. These costs will be reimbursed and are being amortized over five years. The amortization starts once The Fund has assets and begins operation.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Fees and Other Transactions with Affiliates.


Investment Advisory Fees. As the fund's investment adviser, MIMCO receives a monthly fee that is computed daily at an annual rate of .65% of the Fund's average net assets. MIMCO, in its capacity as advisor to the Fund, has entered into a sub-advisory agreement with Wellington Management Company, LLP (Wellington) to assist in advising the Fund. MIMCO will pay Wellington a fee based upon an annual rate of 0.20% of The Fund's first $250 million of average daily net assets, 0.15% on the next $250 million of average daily net assets and 0.125% on average daily net assets over $500 million. The agreement requires a minimum annual fee of $100,000.

Transfer Agent, Custody and Accounting Fees. Firstar Trust Company (Firstar) provides custodial services, transfer agent services and fund accounting for The Fund. The Fund pays a fee at an annual rate of 0.15% on the Trust's first $500 million average daily net assets, 0.13% on the next $500 million average daily net assets, and 0.12% on the balance average daily net assets. The Fund also pays for various out-of-pocket costs incurred by Firstar that are estimated to be 0.02% of the average daily net assets.

Administrative Services. The Fund has entered into an administrative services agreement with AmeriPrime. This agreement provides for an annual fee of 0.05% on the Trust's first $500 million average daily net assets and 0.04% on average daily net assets in excess of $500 million.

Related parties. Certain officers and directors of MIMCO are also officers and trustees of The Fund.


3. Federal Income Tax

Net investment income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 1997 are as follows:



Federal Tax Cost                     $87,299,834
Unrealized (Depreciation)              $(189,365)
Net Appreciaiton                       $(189,365)
